Income Tax Expense - Net deferred tax assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Unused tax losses	$ 93,777	$ 62,717
Employee entitlements	4,356	1,294
Warranties	1,896	1,571
Lease liabilities	8,833	8,871
Other	4,788	3,987
Total deferred tax assets	113,650	78,440
Deferred tax liabilities
Right of use assets	(6,847)	(7,392)
Total deferred tax liabilities	(6,847)	(7,392)
Valuation allowance applied	(106,803)	(71,048)	$ (44,584)
Net deferred tax assets	$ 0	$ 0